UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number   811-21063
                                               --------------------

                        BACAP Opportunity Strategy, LLC
     -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                             101 South Tryon Street
                              Charlotte, NC 28255
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        National Corporate Research, Ltd.
                            615 South DuPont Highway
                                 County of Kent
                                  City of Dover
                            State of Delaware 19901
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 704-388-4353
                                                           ---------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------

                   Date of reporting period: December 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------  BACAP OPPORTUNITY
                                                                   STRATEGY, LLC



FINANCIAL STATEMENTS

WITH REPORT OF INDEPENDENT AUDITORS
FOR THE YEAR ENDED DECEMBER 31, 2003

                        BACAP OPPORTUNITY STRATEGY, LLC


                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2003







                                    CONTENTS




Report of Independent Auditors .........................................    1
Statement of Assets, Liabilities and Members' Capital ..................    2
Statement of Operations.................................................    3
Statement of Changes in Members' Capital - Net Assets...................    4
Notes to Financial Statements...........................................    5
Schedule of Portfolio Investments.......................................   13
Schedule of Securities Sold, Not Yet Purchased..........................   18
Fund Governance (Unaudited).............................................   20

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Managers and Members of BACAP Opportunity Strategy, LLC

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedules of portfolio investments and securities sold, not yet purchased, and the related statements of operations and of changes in members' capital - net assets and the financial highlights present fairly, in all material respects, the financial position of BACAP Opportunity Strategy, LLC (the "Fund") at December 31, 2003, the results of its operations for the year then ended, and the changes in its members' capital - net assets and the financial highlights for the year then ended and for the period October 1, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 24, 2004

BACAP OPPORTUNITY STRATEGY, LLC


STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
-----------------------------------------------------------------------------------------------

                                                                              DECEMBER 31, 2003
ASSETS

Investments in securities, at market value (cost - $35,864)                        $42,155
Cash equivalents                                                                     4,306
Deposit with Prime Broker for securities sold, not yet purchased                     9,004
Receivable for investment securities sold                                            7,766
Receivable from investment adviser                                                       4
Prepaid insurance                                                                       28
Interest receivable                                                                     14
                                                                                   --------

       TOTAL ASSETS                                                                 63,277
                                                                                   --------

LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $4,779)              5,223
Payable for investment securities purchased                                          6,960
Incentive fee payable                                                                2,259
Distribution payable                                                                 1,830
Accounting and investor servicing fees payable                                          69
Custody fees payable                                                                    57
Dividends payable on securities sold, not yet purchased                                 14
Accrued expenses                                                                       186
                                                                                   --------

       TOTAL LIABILITIES                                                            16,598
                                                                                   --------

             MEMBERS' CAPITAL                                                      $46,679
                                                                                   ========

MEMBERS' CAPITAL

Represented by:
Paid in Capital                                                                    $40,832
Net unrealized appreciation on investments and
   securities sold, not yet purchased                                                5,847
                                                                                   --------

       MEMBERS' CAPITAL                                                            $46,679
                                                                                   ========

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC


STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------------------------

                                                                                FOR THE YEAR ENDED
                                                                                 DECEMBER 31, 2003
INVESTMENT INCOME
    Interest                                                                          $   136
    Dividends (net of foreign taxes withheld $2)                                           84
                                                                                      --------
                                                                                          220
                                                                                      --------
EXPENSES
    Management fees                                                                       382
    Legal fees                                                                            311
    Custodian fees                                                                        167
    Accounting and investor servicing fees                                                145
    Prime broker fees                                                                     108
    Dividends on securities sold, not yet purchased                                        92
    Insurance fees                                                                         89
    Audit fees                                                                             48
    Board of Managers' fees and expenses                                                   32
    Registration fees                                                                      27
    Organizational expenses                                                                17
    Interest                                                                                1
    Miscellaneous                                                                           6
                                                                                      --------
          TOTAL EXPENSES                                                                1,425
          LESS: EXPENSE WAIVER                                                           (540)
                                                                                      --------
          NET EXPENSE                                                                     885

          NET INVESTMENT LOSS                                                            (665)
                                                                                      --------

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    NET REALIZED GAIN (LOSS) FROM:
       Investment securities                                                            8,707
       Securities sold, not yet purchased                                              (2,213)
                                                                                      --------

          NET REALIZED GAIN ON INVESTMENTS                                              6,494

    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND
             SECURITIES SOLD, NOT YET PURCHASED

       Investment securities                                                            6,387
       Securities sold, not yet purchased                                                (328)
                                                                                      --------
                                                                                        6,059
                                                                                      --------
    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SECURITIES
       SOLD, NOT YET PURCHASED                                                         12,553
                                                                                      --------

    NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                        $11,888
                                                                                      ========

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC


STATEMENT CHANGES IN MEMBERS' CAPITAL -- NET ASSETS (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------

                                                                      AFFILIATED
                                                                       MEMBERS*      MEMBERS        TOTAL
                                                                      ----------     -------       -------
MEMBERS' CAPITAL, OCTOBER 1, 2002                                       $   100      $    --       $   100

  Capital contributions                                                      --       23,701        23,701
  Offering Costs                                                             (2)        (215)         (217)
  Re-allocation of organizational costs                                     187         (187)           --
  Net investment income (loss)                                               (2)         (83)          (85)
  Net realized gain on investments                                            6          360           366
  Net change in unrealized depreciation on investments and
     securities sold, not yet purchased                                      (1)        (211)         (212)
                                                                        -------      -------       -------

MEMBERS' CAPITAL, DECEMBER 31, 2002                                     $   288      $23,365       $23,653

  Capital contributions                                                      --       17,163        17,163
  Capital withdrawals                                                    (2,501)      (3,509)       (6,010)
  Offering Costs                                                             --          (15)          (15)
  Re-allocation of organizational costs                                       1           (1)           --
  Net investment loss                                                        (4)        (661)         (665)
  Net realized gain on investments                                           26        6,468         6,494
  Net change in unrealized appreciation on investments and                   52        6,007         6,059
     securities sold, not yet purchased
  Incentive allocation from affiliated member                               (15)          --           (15)
  Incentive allocation                                                    2,312       (2,297)           15
                                                                        -------      -------       -------

MEMBERS' CAPITAL, DECEMBER 31, 2003                                     $   159      $46,520       $46,679
                                                                        =======      =======       =======

*The Affiliated Members are BACAP Advisory Partners, LLC and Banc of America Capital Management, LLC.

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    1.   ORGANIZATION

         BACAP Opportunity Strategy, LLC (the "Fund") was organized as a limited liability company under the laws of the State of Delaware in March 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, closed-end management investment company. The Fund's term is perpetual unless the Fund is otherwise terminated in accordance with the terms of the First Amended and Restated Limited Liability Company Agreement (the "Agreement")
         dated as of June 27, 2003. The Fund's investment objective is to achieve long-term capital appreciation. It pursues this objective by investing its assets primarily in long and short positions in securities of (i) companies engaged in developing, producing or delivering technology related products or services; (ii) companies that may benefit from, or be disadvantaged by, technology related products or services and (iii) companies that derive significant revenues from businesses that may be affected by technological events and advances. The Fund's portfolio of securities in the technology area is expected to consist primarily of equity securities of both U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         The Board of Managers of the Fund ("Board of Managers") provides broad oversight over the operations and affairs of the Fund. BACAP Advisory Partners, LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Fund and is responsible for managing the Fund's investment activities pursuant to an investment advisory agreement. BACAP Distributors, LLC is the managing member and controlling person of the Adviser. Alkeon Capital Management, LLC, a member of the Adviser, has been retained to serve as the Fund's sub-adviser and provides day-to-day investment management services to the Fund, subject to the general supervision of the Adviser.

         The acceptance of initial and additional capital contributions from members of the Fund ("Members") is subject to approval by the Board of Managers. The Board of Managers has delegated this responsibility to BACAP Distributors, LLC provided that BACAP Distributors, LLC reviews applicable subscription documentation and determines that the prospective Members satisfy applicable eligibility requirements to become Members. The interests of Members are represented by limited liability company interests ("Interests"). The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Such repurchases are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Fund offer to repurchase Interests from Members twice each year, effective as of June 30 and December 31 of each year. The Fund can be dissolved if a Member's written request made in accordance with the Agreement to liquidate their entire interest has not been repurchased by the Fund within two years from the date of request.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates for income and expense accruals and valuation of certain securities utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.


         a.  PORTFOLIO VALUATION


         Domestic exchange traded securities (other than equity securities traded primarily on the NASDAQ Stock Market, Inc. ("NASDAQ") and options) are valued at their last composite sale prices on the date of valuation as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange.

         Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

         Securities traded primarily on NASDAQ are valued at the NASDAQ official closing price ("NOCP") (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ's best bid price if the last trade price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price.) If no NOCP is available, the security is valued at the last sale price on the NASDAQ prior to the calculation of the net assets of the Fund. If no sale is shown on NASDAQ, the bid price is used. If no sale is shown and no bid or ask price is available, the price will be deemed "stale" and the value will be determined by, or in accordance with the fair valuation procedures set forth by the Board of Managers.

         Exchange traded options are generally valued at their latest reported sales price as reported by the exchange. Over the counter options are generally valued using the mean between the latest bid or ask prices.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.  PORTFOLIO VALUATION (CONTINUED)

         Debt securities are valued in accordance with the procedures described above. Alternatively, debt securities may be valued by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers and/or the Valuation Committee established by the Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

         Shares of open-end investment companies held in the Fund's portfolio will be valued at the latest NAV reported by the investment company.

         If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or in accordance with the procedures adopted by the Board of Managers.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When, in the judgment of the Fund's adviser or sub-adviser, an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or in accordance with procedures adopted by the Board of Managers.

         b.  CASH EQUIVALENTS

         The Fund treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2003, $4,305,722 in cash equivalents were invested in a PNC Bank Money Market Deposit Account.

         c.   INCOME TAXES

         The Fund is a limited liability company and has elected to be treated as a Partnership for federal income tax purposes. No provision for the payment of Federal, state or local income taxes on the profits of the Fund has been made. The Members are individually liable for the income taxes on their share of the Fund's income.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         d.  ORGANIZATIONAL EXPENSES AND OFFERING COSTS

         The Fund's organizational expenses of $16,586 for the year ended December 31, 2003, have been expensed as incurred. Offering costs of $15,177 were charged directly to capital. In order to achieve a more equitable distribution of the impact of organizational expenses and offering costs among Members, the allocation of these expenses and costs were adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital was contributed to the Fund by Members.

    3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         In consideration of services provided by the Adviser, the Fund pays the Adviser a fee computed and paid monthly at the annual rate of 1.00% of the aggregate value of outstanding Interests determined as of the last day of each month (before reduction for any repurchase of Interests or the Incentive Allocation (as defined below).

         The Fund's portfolio transactions may be executed by brokerage firms affiliated with the Adviser and Alkeon Capital Management, LLC. During the year ended December 31, 2003, Banc of America Securities LLC and Mainsail Group LLC earned $12,831 and $52,414 respectively in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The Adviser serves as the Special Advisory Member of the Fund. In such capacity, the Adviser is entitled to receive a performance-based incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member, generally computed as of the end of each calendar year, of 20% of the net profits allocated to the Member. The Incentive Allocation will apply only to net profits allocable to the Member for the applicable period that exceed previously allocated net losses. During the year ended December 31, 2003, an Incentive Allocation of $2,311,755 was made to the Adviser. Alkeon Capital Management, LLC, as a non-managing member of the Adviser, has a right to participate in the revenues of the Adviser, including the Incentive Allocation.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" (as defined by the Act) of the Fund, receives an annual retainer of $6,000 plus $1,000 for each Board or committee meeting attended. All non-interested Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Fund's assets. PFPC Inc. serves as the Administrator, Investor Services and Accounting Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and investor related services. PFPC Inc. has waived $58,669 of its fees for the year ended December 31, 2003.

         The Adviser has entered into an agreement with the Fund to waive its fees or absorb Fund expenses to the extent necessary to limit the total annual ordinary operating expenses of the Fund to 2.30%,

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         excluding organization and offering costs. In consideration for the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the expense limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts to the extent that such reimbursement would not cause the Fund to exceed the expense limitation in effect at the time of recovery. At December 31, 2003, the amount potentially recoverable is $685,323, representing an increase of $481,361 from December 31, 2002, which relates to the waiver from the Adviser for the year ended December 31, 2003.

    4.   SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2003, amounted to $151,296,094, and $139,034,989, respectively.

         At December 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2003, accumulated net unrealized appreciation on investments was $5,846,857, consisting of $6,648,744 gross unrealized appreciation and $801,887 gross unrealized depreciation.

    5.   SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.0875%. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2003, the Fund had no outstanding margin borrowings. For the year ended December 31, 2003, the average daily amount of such borrowings was $41,212 and the daily average interest rate was 2.41%.

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK  (CONTINUED)

         may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the year ended December 31, 2003.

         The Fund maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby create a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to such securities may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         A risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value. During the year ended December 31, 2003, there were no transactions in written options.

    7.   FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each of the periods presented:

BACAP OPPORTUNITY STRATEGY, LLC


NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003 (CONTINUED)
---------------------------------------------------------------------------------------------------------------

                                                                                              OCTOBER 1, 2002
                                                                                             (COMMENCEMENT OF
                                                                   YEAR ENDED               OPERATIONS) THROUGH
                                                                DECEMBER 31, 2003**         DECEMBER 31, 2002**
                                                                -------------------         -------------------
         Net assets, end of period (000)                             $ 46,679                    $ 23,653
         Ratio of net investment income (loss) to
            average net assets*                                       (1.76%)                     (2.25%)
         Ratio of expenses to average net assets
            (excluding organizational expenses)*                      (2.30%)                     (2.30%)
         Ratio of expenses to average net assets,
            net of waivers *                                          (2.35%)                     (3.23%)
         Ratio of expenses to average net assets,
            gross of waivers *                                        (3.78%)                     (7.33%)

         Portfolio turnover rate                                         413%                        273%
         Total return ***                                              30.72%                     (0.51%)

           *    Ratios  are   annualized  and  reflect  the   re-allocation   of
                organizational expenses to all Members outlined in Note 2d.
           **   Net  investment  income  (loss)  ratio,  expenses to average net assets ratio and total return are calculated for the Members as a whole. An individual Member's return may vary from this return based on the timing of capital transactions.
           *** Total return is net of all fees including performance based fees and the Incentive Allocation.

    8.   SUBSEQUENT EVENTS

         Effective January 1, 2004, the Fund received capital contributions from investors of $4,100,000. Effective February 1, 2004, the Fund received capital contributions from investors of $4,040,000.

    9.   LITIGATION EVENT

         On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, et al. (collectively "Canary") in connection with an investigation into alleged improper mutual fund trading practices with certain families of mutual funds, including the Nations Funds family for which BACAP Distributors, LLC also serves as distributor. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading."

         Since September 5, 2003, a number of lawsuits have been filed in connection with these circumstances. BACAP Distributors, LLC, as well as a former President and Manager of the Fund, certain officers of the Fund and affiliates of the Adviser and BACAP Distributors, LLC, among others, are named as defendants in some of these lawsuits in connection with their relationships with the Nations Funds. As

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

         of the  date of this  report,  these  lawsuits  and  investigations  by
         various  state  and  federal   authorities,   including  the  NYAG  and
         Securities and Exchange Commission, are ongoing.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003
 SHARES                                                              VALUE

           COMMON STOCK - 87.70%

             AEROSPACE / DEFENSE - EQUIPMENT - 0.66%
   9,630         United Defense Industries, Inc.*             (a)   $   307
                                                                    -------

             APPLICATIONS SOFTWARE - 8.19%
  14,250         Citrix Systems, Inc.*                        (a)       302
   5,750         Mercury Interactive Corp.*                   (a)       280
  85,300         Microsoft Corp.                                      2,349
  24,050         Quest Software, Inc.*                        (a)       341
  39,620         Siebel Systems, Inc.*                        (a)       550
                                                                    -------
                                                                      3,822
                                                                    -------

             BROADCASTING SERVICES / PROGRAMMING - 1.24%
   9,500         4Kids Entertainment, Inc.*                   (a)       247
  36,080         New Frontier Media, Inc.*                    (a)       334
                                                                    -------
                                                                        581
                                                                    -------

             CABLE TELEVISION - 1.64%
  14,240         Comcast Corp., Special Class A*              (a)       445
   9,340         EchoStar Communications Corp.*               (a)       318
                                                                    -------
                                                                        763
                                                                    -------

             CASINO SERVICES - 0.77%
   4,900         International Game Technology                (a)       175
  10,800         Scientific Games Corp., Class A*             (a)       184
                                                                    -------
                                                                        359
                                                                    -------

             COMPUTER SERVICES - 0.20%
  17,900         CompuCom Systems, Inc.*                                 94
                                                                    -------

             COMPUTERS - 2.69%
  37,000         Dell, Inc.*                                          1,257
                                                                    -------

             COMPUTERS - MEMORY DEVICES - 1.38%
  20,050         EMC Corp.*                                             259
  18,200         Maxtor Corp.*                                (a)       202
   9,730         Seagate Technology                                     184
                                                                    -------
                                                                        645
                                                                    -------

             COMPUTERS - PERIPHERAL EQUIPMENT - 0.35%
   5,100         InFocus Corp.*                                          49
   4,000         Interphase Corp.*                                       52
   2,500         TransAct Technologies, Inc.*                            61
                                                                    -------
                                                                        162
                                                                    -------


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003
 SHARES                                                              VALUE

           COMMON STOCK (CONTINUED)

             DATA PROCESSING / MANAGEMENT - 1.82%
  22,900         VERITAS Software Corp.*                      (a)   $   851
                                                                    -------

             DENTAL SUPPLIES & EQUIPMENT - 0.61%
   6,270         DENTSPLY International, Inc.                 (a)       283
                                                                    -------

             DISTRIBUTION / WHOLESALE - 1.42%
  11,500         CDW Corp.                                    (a)       664
                                                                    -------

             E-COMMERCE / PRODUCTS - 0.77%
   6,790         Amazon.com, Inc.*                            (a)       357
                                                                    -------

             E-COMMERCE / SERVICES - 0.77%
  75,510         HomeStore, Inc.*                             (a)       357
                                                                    -------

             ELECTRONIC COMPONENTS - MISCELLANEOUS - 3.92%
   2,500         Benchmark Electronics, Inc.*                 (a)        87
   9,270         Jabil Circuit, Inc.*                         (a)       262
  31,200         Sanmina-SCI Corp.*                           (a)       393
  47,450         Vishay Intertechnology, Inc.*                (a)     1,087
                                                                    -------
                                                                      1,829
                                                                    -------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 13.06%
   7,900         Advanced Micro Devices, Inc.*                (a)       118
 200,680         Agere Systems, Inc., Class A*                (a)       612
  37,400         Altera Corp.*                                (a)       849
  68,530         ATI Technologies, Inc.*                      (a)     1,036
 123,300         Bookham Technology PLC - Sponsored ADR*      (a)       308
  13,600         Fairchild Semiconductor International, Inc.*           339
  41,510         Intel Corp.                                  (a)     1,337
  21,540         National Semiconductor Corp.*                (a)       849
  16,700         Xilinx, Inc.*                                          647
                                                                    -------
                                                                      6,095
                                                                    -------

             ELECTRONIC CONNECTORS - 1.48%
  10,830         Amphenol Corp.*                              (a)       692
                                                                    -------

             ENTERPRISE SOFTWARE / SERVICES - 5.75%
  32,900         Informatica Corp.*                           (a)       339
  52,540         Novell, Inc.*                                (a)       553
 110,900         Oracle Corp.*                                (a)     1,464
   4,970         SAP AG - Sponsored ADR                       (a)       207
  14,080         Ultimate Software Group, Inc.*                         123
                                                                    -------
                                                                      2,686
                                                                    -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003
 SHARES                                                              VALUE

           COMMON STOCK (CONTINUED)

             ENTERTAINMENT SOFTWARE - 2.18%
  22,590         Activision, Inc.*                            (a)   $   411
  35,930         THQ, Inc.*                                   (a)       608
                                                                    -------
                                                                      1,019
                                                                    -------

             INSTRUMENTS - CONTROLS - 0.83%
  15,300         Thermo Electron Corp.*                       (a)       386
                                                                    -------

             INTERNET INFRASTRUCTURE SOFTWARE - 0.36%
  25,440         AsiaInfo Holdings, Inc.*                     (a)       170
                                                                    -------

             INTERNET SECURITY - 0.53%
   3,040         Blue Coat Systems, Inc.*                     (a)        68
  10,120         Secure Computing Corp.*                      (a)       181
                                                                    -------
                                                                        249
                                                                    -------

             MEDICAL - BIOMEDICAL / GENETICS - 1.08%
  10,200         Genzyme Corp.*                               (a)       503
                                                                    -------

             MEDICAL - HMO - 0.64%
   3,980         Anthem, Inc.*                                (a)       299
                                                                    -------

             MEDICAL PRODUCTS - 0.92%
   6,350         Henry Schein, Inc.*                          (a)       429
                                                                    -------

             NETWORKING PRODUCTS - 5.34%
  87,560         Cisco Systems, Inc.*                         (a)     2,127
  19,560         Juniper Networks, Inc.*                      (a)       365
                                                                    -------
                                                                      2,492
                                                                    -------

             PHARMACY SERVICES - 0.46%
   8,510         Caremark Rx, Inc.*                           (a)       216
                                                                    -------

             SCHOOLS - 1.39%
   2,760         Apollo Group, Inc., Class A*                 (a)       188
  10,000         DeVry, Inc.*                                 (a)       251
   6,680         Education Management Corp.*                  (a)       207
                                                                    -------
                                                                        646
                                                                    -------

             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 8.09%
  20,150         Analog Devices, Inc.                         (a)       920
  16,970         Cypress Semiconductor Corp.*                 (a)       362
  12,790         Linear Technology Corp.                      (a)       538
  23,430         Marvell Technology Group Ltd.*               (a)       889


The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003
 SHARES                                                              VALUE

           COMMON STOCK (CONTINUED)

             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (CONTINUED)
  78,500         Taiwan Semiconductor Manufacturing Company
                     Ltd. - Sponsored ADR*                          $   804
  53,618         United Microelectronics Corp.*               (a)       265
                                                                    -------
                                                                      3,778
                                                                    -------

             SEMICONDUCTOR EQUIPMENT - 8.69%
  80,840         Applied Materials, Inc.*                     (a)     1,815
  28,500         Brooks Automation, Inc.*                     (a)       689
  23,180         Lam Research Corp.*                          (a)       748
   4,900         MKS Instruments, Inc.*                                 142
  12,700         Novellus Systems, Inc.*                      (a)       534
  25,200         Siliconware Precision Industries Co. -
                     Sponsored ADR*                           (a)       130
                                                                    -------
                                                                      4,058
                                                                    -------

             TELECOMMUNICATION EQUIPMENT - 3.38%
  49,500         ADC Telecommunications, Inc.*                          147
  35,140         Comverse Technology, Inc.*                   (a)       618
 191,910         Nortel Networks Corp.*                       (a)       812
                                                                    -------
                                                                      1,577
                                                                    -------

             TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 0.73%
  32,830         Corning, Inc.*                               (a)       342
                                                                    -------

             TELECOMMUNICATION SERVICES - 0.58%
  12,030         Amdocs Ltd.*                                 (a)       270
                                                                    -------

             TELEPHONE - INTEGRATED - 0.44%
  20,100         Primus Telecommunications Group, Inc.*       (a)       205
                                                                    -------

             TRANSPORT - SERVICES - 0.41%
   9,890             Sirva, Inc.*                                       193
                                                                    -------

             WEB HOSTING / DESIGN - 0.44%
  11,200         eCollege.com, Inc.*                          (a)       207
                                                                    -------

             WEB PORTALS / ISP - 4.25%
  33,320         GigaMedia Ltd.*                                         56
   8,250         Pacific Internet Ltd.*                       (a)        67
  39,580         SINA Corp.*                                  (a)     1,336
  11,630         Yahoo!, Inc.*                                (a)       525
                                                                    -------
                                                                      1,984
                                                                    -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003
 SHARES                                                              VALUE

           COMMON STOCK (CONTINUED)

             WIRELESS EQUIPMENT - 0.24%
   9,520         Alvarion Ltd.*                               (a)   $   110
                                                                    -------

             TOTAL COMMON STOCK (COST $34,620)                       40,937
                                                                    -------

CONTRACTS

             PURCHASED OPTIONS - 2.61%

                 PUT OPTIONS - 2.61%

                 REGISTERED INVESTMENT COMPANY - 2.61%
   8,700             Nasdaq-100 Index Tracking Stock,
                        06/19/04, $34.00                              1,218
                                                                    -------

                 TRANSPORT - SERVICES - 0.00%+
      35             United Parcel Service, Inc., Class B,
                        01/17/04, $60.00                                  0++
                                                                    -------

                 TOTAL PUT OPTIONS (COST $1,244)                      1,218
                                                                    -------

             TOTAL PURCHASED OPTIONS (COST $1,244)                    1,218
                                                                    -------

             TOTAL INVESTMENTS (COST $35,864) - 90.31%               42,155
                                                                    -------

             OTHER ASSETS, LESS LIABILITIES - 9.69% **                4,524
                                                                    -------

             NET ASSETS - 100.00%                                   $46,679
                                                                    =======


(a)     Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*       Non-income producing security.
**      Includes $4,305,722 invested in a PNC Bank Money Market Deposit Account which is 9.22% of net assets.
+       Amount represents less than 0.01%.
++      Amount represents less than $500.
ADR     Aamerican Depository Receipt

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003
 SHARES                                                              VALUE

           SECURITIES SOLD, NOT YET PURCHASED - (11.19%)

             APPLICATIONS SOFTWARE - (0.25%)
   2,560         National Instruments Corp.                         $  (116)
                                                                    -------

             CAPACITORS - (0.25%)
   8,430         KEMET Corp.                                           (115)
                                                                    -------

             CHEMICALS - SPECIALTY - (0.47%)
   4,440         Cabot Microelectronics Corp.                          (218)
                                                                    -------

             COMMERCIAL SERVICES - FINANCE - (0.50%)
   6,240         Paychex, Inc.                                         (232)
                                                                    -------

             COMPUTERS - (0.81%)
   4,100         International Business Machines Corp.                 (380)
                                                                    -------

             CONSULTING SERVICES - (0.36%)
   3,610         Corporate Executive Board Co.                         (168)
                                                                    -------

             DATA PROCESSING / MANAGEMENT - (0.20%)
   5,100         Acxiom Corp.                                           (95)
                                                                    -------

             DENTAL SUPPLIES & EQUIPMENT - (0.78%)
   5,700         Patterson Dental Co.                                  (366)
                                                                    -------

             ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.21%)
   5,820         AVX Corp.                                              (97)
                                                                    -------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.60%)
   5,890         Cree, Inc.                                            (104)
  18,250         Lattice Semiconductor Corp.                           (177)
                                                                    -------
                                                                       (281)
                                                                    -------

             ELECTRONIC PARTS DISTRIBUTION - (0.25%)
   4,950         Arrow Electronics, Inc.                               (115)
                                                                    -------

             ENTERPRISE SOFTWARE / SERVICES - (0.52%)
   8,900         Computer Associates International, Inc.               (243)
                                                                    -------

             HOTELS & MOTELS - (0.28%)
   7,600         Hilton Hotels Corp.                                   (130)
                                                                    -------

             INSTRUMENTS - SCIENTIFIC - (0.39%)
   8,800         Applera Corp. - Applied Biosystems Group              (182)
                                                                    -------

             MEDICAL - DRUGS - (0.50%)
   5,100         Merck & Co., Inc.                                     (236)
                                                                    -------

The accompanying notes are an integral part of these financial statements.

BACAP OPPORTUNITY STRATEGY, LLC

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003
 SHARES                                                              VALUE

           SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

             MEDICAL - HOSPITALS - (0.53%)
   4,600         Universal Health Services, Inc., Class B           $  (247)
                                                                    -------

             MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.53%)
   4,080         Cardinal Health, Inc.                                 (249)
                                                                    -------

             MEDICAL PRODUCTS - (0.57%)
   5,130         Johnson & Johnson                                     (265)
                                                                    -------

             MOTORCYCLE / MOTOR SCOOTER - (0.39%)
   3,800         Harley-Davidson, Inc.                                 (181)
                                                                    -------

             PUBLISHING - NEWSPAPERS - (0.44%)
   4,110         Dow Jones & Co., Inc.                                 (205)
                                                                    -------

             SEMICONDUCTOR EQUIPMENT - (0.61%)
   6,850         DuPont Photomasks, Inc.                               (166)
   6,090         Photronics, Inc.                                      (121)
                                                                    -------
                                                                       (287)
                                                                    -------

             TELECOMMUNICATION EQUIPMENT - (0.29%)
   7,900         Nokia Corp. - Sponsored ADR                           (134)
                                                                    -------

             TELEPHONE - INTEGRATED - (1.46%)
   5,050         ALLTEL Corp.                                          (235)
   9,040         BellSouth Corp.                                       (256)
   7,300         SBC Communications, Inc.                              (190)
                                                                    -------
                                                                       (681)
                                                                    -------

             TOTAL SECURITIES SOLD, NOT YET PURCHASED
                 (PROCEEDS $4,779)                                  $(5,223)
                                                                    =======

The accompanying notes are an integral part of these financial statements.

                       THIS PAGE IS INTENTIONALLY BLANK.

BACAP OPPORTUNITY STRATEGY, LLC

FUND GOVERNANCE (UNAUDITED)


         The identity of the Managers and officers of BACAP Opportunity Strategy, LLC and brief biographical information regarding each Manager and officer during the past five years is set forth below.


                                                                              NUMBER OF
                                      TERM OF                                 FUNDS  IN
                                      OFFICE                                  FUND
                           POSITION   AND                                     COMPLEX
                           HELD       LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     WITH THE   TIME        DURING THE PAST FIVE YEARS  MANAGER       BY MANAGER
                           FUND       SERVED
-----------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT MANAGERS
-----------------------------------------------------------------------------------------------------------------------
Thomas W. Brock            Manager    Indefinite  Adjunct Professor,             2          Blythedale Children's
600 Mamaroneck Avenue                 term;       Columbia University                       Hospital; WestHab; BACAP
Suite 431                             Manager     Graduate School of                        Alternative Multi-Strategy
Harrison, NY 10528                    since 2002  Business since September                  Fund, LLC
Age:  54                                          1998; Chairman, CEO,
                                                  Salomon Brothers Asset
                                                  Management, Inc. from
                                                  1993 to 1998

Alan Brott                 Manager    Indefinite  Consultant, since October      2          BACAP Alternative
Columbia University                   term;       1991; Associate                           Multi-Strategy Fund, LLC
School of Business                    Manager     Professor, Columbia
Uris Hall                             since 2003  University Graduate
3022 Broadway                                     School of Business, since
New York, NY 10027                                2000; Adjunct Professor,
Age:  61                                          Columbia University
                                                  Graduate School of Business
                                                  from 1992 to 2000; Adjunct
                                                  Professor, New York
                                                  University, 1999 to present

Thomas G. Yellin           Manager    Indefinite  President, PJ Productions      2          BACAP Alternative
ABC News                              term;       since 2003; Executive                     Multi-Strategy Fund, LLC
125 West End Avenue                   Manager     Producer, ABC News since
4th Floor                             since 2002  June 1989
New York, NY 10023
Age:  49

BACAP OPPORTUNITY STRATEGY, LLC

FUND GOVERNANCE (UNAUDITED)


                                                                              NUMBER OF
                                      TERM OF                                 FUNDS  IN
                                      OFFICE                                  FUND
                           POSITION   AND                                     COMPLEX
                           HELD       LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     WITH THE   TIME        DURING THE PAST FIVE YEARS  MANAGER       BY MANAGER
                           TRUST      SERVED
-----------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS
-----------------------------------------------------------------------------------------------------------------------
Lawrence R. Morgenthal     President  1 year      Managing Director, Banc of    N/A         None
40 West 57th Street                   term;       America Capital Management,
New York, NY 10019                    President   LLC since 2002; Senior
Age:  37                              since 2003  Managing Director, Weiss,
                                                  Peck & Greer (an investment
                                                  firm) from 1998 to 2002.

Edward D. Bedard           Chief      1 year      Senior Vice President,        N/A         None
One Bank of America Plaza  Financial  term;       Chief Operating Officer,
Charlotte, NC 28255        Officer    Chief       BACAP Distributors, LLC (or
Age:  45                              Financial   its predecessors) since
                                      Officer     1996; Manager, BACAP
                                      since 2003  Distributors, LLC (or its
                                                  predecessors) since 1997;
                                                  Chief Administrative Officer,
                                                  Treasurer, Banc of America
                                                  Capital Management, LLC (or
                                                  its predecessors) since
                                                  January 2000; Interim
                                                  President and Chief Executive
                                                  Officer, Nations Funds Trust,
                                                  Nations Master Investment
                                                  Trust and Nations Separate
                                                  Account Trust since Sept 2003;
                                                  Interim President and Chief
                                                  Executive Officer, Nations
                                                  Balanced Target Maturity Fund,
                                                  Inc., Nations Government
                                                  Income Term Trust 2004, Inc.
                                                  and Hatteras Income
                                                  Securities, Inc. since Sept.
                                                  2003; Chief Financial Officer
                                                  of Nations Funds Trust,
                                                  Nations Master Investment
                                                  Trust and Nations Separate
                                                  Account Trust from October
                                                  2002 through Oct. 2003 (Chief
                                                  Financial Officer) to October
                                                  2003; Chief Operating Officer,
                                                  BACAP Advisory Partners, LLC
                                                  since May 2002; Chief
                                                  Financial Officer, Nations
                                                  Balanced Target Maturity Fund,
                                                  Inc., Nations Government
                                                  Income Term Trust 2004, Inc.
                                                  and Hatteras Income
                                                  Securities, Inc. from 1997
                                                  through Oct. 2003.

BACAP OPPORTUNITY STRATEGY, LLC

FUND GOVERNANCE (UNAUDITED)


                                                                              NUMBER OF
                                      TERM OF                                 FUNDS  IN
                                      OFFICE                                  FUND
                           POSITION   AND                                     COMPLEX
                           HELD       LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS  AND AGE     WITH THE   TIME        DURING THE PAST FIVE YEARS  MANAGER       BY MANAGER
                           TRUST      SERVED


Gerald Murphy              Treasurer  1 year      Senior Vice President,        N/A         None
One Bank of America Plaza             term;       BACAP Distributors, LLC (
Charlotte, NC 28255                   Treasurer   or its predecessors)
Age:  44                              since 2003  since 1998;  Treasurer ,
                                                  Nations Funds Trust,
                                                  Nations Master Investment
                                                  Trust and Nations
                                                  Separate Account Trust
                                                  since January 2003;
                                                  interim Chief Financial
                                                  Officer, Nations Funds
                                                  Trust, Nations Master
                                                  Investment Trust and
                                                  Nations Separate Account
                                                  Trust since Sept. 2003;
                                                  Chief Financial Officer
                                                  Nations Balanced Target
                                                  Maturity Fund, Inc.,
                                                  Nations Government Income
                                                  Term Trust 2004, Inc.,
                                                  and Hatteras Income
                                                  Securities, Inc. since
                                                  Sept. 2003;  Senior Vice
                                                  President, BACAP Advisory
                                                  Partners, LLC since May
                                                  2002; Treasurer  Nations
                                                  Balanced Target Maturity
                                                  Fund, Inc., Nations
                                                  Government Income Term
                                                  Trust 2004, Inc., and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  1999; Vice President,
                                                  Citibank 1997 to December
                                                  1998.

Robert B. Carroll          Secretary  1 year      Associate General              N/A        None
One Bank of America Plaza             term;       Counsel, Bank of America
Charlotte, NC 28255                   Secretary   Corporation since 1999;
Age:  43                              since 2002  Secretary and Chief Legal
                                                  Officer of  Nations Funds
                                                  Trust, Nations Master
                                                  Investment Trust and
                                                  Nations Separate Account
                                                  Trust since January 2003
                                                  (Secretary) and August
                                                  2003 (Chief Legal
                                                  Officer); Secretary of
                                                  Nations Balanced Target
                                                  Maturity Fund, Inc.,
                                                  Nations Government Income
                                                  Term Trust 2004, Inc. and
                                                  Hatteras Income
                                                  Securities, Inc. since
                                                  1997;  Assistant General
                                                  Counsel, Bank of America
                                                  Corporation 1996-1999.

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (800) 321-7854.

BACAP OPPORTUNITY STRATEGY, LLC

CHANGE IN INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP ("PwC") serves as the independent accountants of the Fund. Its principal address is 1177 Avenue of the Americas, New York, New York, 10036. The previous independent auditors, Ernst & Young LLP ("E&Y"), resigned on December 11, 2002 because of independence concerns arising out of certain relationships with affiliates of the Adviser. These relationships were in existence at the time that E&Y performed its audit of the Fund's initial financial statements, dated June 14, 2002, upon which E&Y issued an unqualified opinion based on its audit. During the period which E&Y served as the independent accountants of the Fund, there was no disagreement between E&Y and the Fund on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreement, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreement in connection with its report. The Board retained PwC on December 12, 2002 to serve as independent accountants and requested that PwC re-audit these financial statements; PwC issued an unqualified opinion on the June 14, 2002 financial statements based on its audit. PwC also issued an unqualified opinion on the December 31, 2002 financial statements based on this audit.

BACAP OPPORTUNITY STRATEGY, LLC

ANNUAL MEETING OF INTERESTHOLDERS (UNAUDITED)

On October 16, 2003, the Fund held a Special Meeting of Interestholders. Alan Brott was elected to the Board of Managers of the Fund with an indefinite term. 100% of interests represented in person or by proxy at the meeting voted in favor of Mr. Brott. Mr. Brott will serve an indefinite term. The other Managers of the Fund are Thomas Brock and Thomas Yellin.

BOSAR - 0204

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

     (d)  The registrant's code of ethics is attached as an exhibit hereto.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Managers has determined that Mr. Alan Brott is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $52,900 for 2002 and $61,000 for 2003.

     (b) AUDIT RELATED FEES - The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

     (c) TAX FEES - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $16,500 for 2002 and $17,500 for 2003.

     (d) ALL OTHER FEES - The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 for 2002 and $2,500 for 2003.

               In 2003, the principal accountant performed a review of a partnership agreement (for $2,500).

     (e)(1)    Disclose   the   audit  committee's   pre-approval  policies  and
               procedures   described  in  paragraph  (c)(7)  of  Rule  2-01  of
               Regulation S-X.

               Before  the  accountant  is  engaged  by  the  Registrant  or its
               subsidiaries   to  render  audit  or  non-audit   services,   the
               engagement is approved by the Registrant's audit committee.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                        (b) 0

                        (c) 0

                        (d) 0



     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).


     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 (except for fees on tax services as disclosed above) and $18.1 million, respectively, for year ended December 31, 2002 and $0 (except for fees on tax services as disclosed above) and $14.7 million, respectively, for year ended December 31, 2003.

     (h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) or Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the registrant's principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has approved the proxy voting policy of Alkeon Capital Management LLC as the policy and procedures used to vote proxies on behalf of the Fund. The proxy voting policy of Alkeon Capital Management LLC is set forth below.

                         ALKEON CAPITAL MANAGEMENT, LLC
                         ------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------


                               As of June 30, 2003

I.   POLICY


Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC ("Alkeon") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.



II.  PROXY VOTING PROCEDURES


          (a) All proxies received by Alkeon will be sent to Alkeon's Compliance Officer, currently Greg Boye. The Compliance Officer will:

(1)  Keep a record of each proxy received;



(2)  Determine if there are any routine proposals and vote them accordingly (see
     Section III). If there are non-routine proposals, the Compliance Officer will then forward the proxy to the Portfolio Manager or Analyst responsible for that given security;



(3) Determine which accounts managed by Alkeon hold the security to which the proxy relates;



(4) Provide the Portfolio Manager or Analyst with the date by which Alkeon must vote the proxy in order to allow enough time for the completed proxy to be submitted to the issuer prior to the vote taking place.



(5) Absent material conflicts (see Section IV), the Portfolio Manager or Analyst will determine how Alkeon should vote the proxy. The Portfolio Manager or Analyst will send his or her decision on how Alkeon will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and entering the vote information in the ADP ProxyEdge system, or mailing the proxy in a timely manner if ADP ProxyEdge is not available.

III. VOTING GUIDELINES

In the absence of specific voting guidelines from the client, Alkeon will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Alkeon believes that voting proxies in accordance with the following guidelines is in the best interest of its clients.

          o Generally, Alkeon will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated) and selection of auditors.

          o Generally, Alkeon will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

          o Alkeon has determined that in most cases it will vote for the expensing of stock options as the consensus feeling is that options are an actual expense of a given issuer unless in extraordinary circumstances approved by the Compliance Officer.

For other proposals, Alkeon shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

          (1) whether the proposal was recommended by management and Alkeon's opinion of management;

          (2)  whether the proposal acts to entrench existing management; and

          (3) whether the proposal fairly compensates management for past and future performance.

IV. CONFLICTS OF INTEREST


     (1) The Compliance Officer will identify any conflicts that exist between the interest of Alkeon and its clients. This examination will include a review of the relationship of Alkeon and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer or its management is a client of Alkeon or an affiliate of Alkeon or has some other relationship with Alkeon or a client of Alkeon. Examples of conflicts would be voting on any security of Bank of America or Fahnstock, as Alkeon manages funds sponsored by both entities.

     (2) If a material conflict exists, the Compliance Officer will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the client. The Compliance Officer will ensure that all proposals are voted in the best interest of the client by having all material conflicts reviewed by a proxy voting committee consisting of the Compliance Officer and two Portfolio Managers.

V. DISCLOSURE


          (a) Alkeon will disclose in its Form ADV Part II that clients may contact the Compliance Officer via e-mail at gboye@alkeoncapital.com or telephone at (212) 389-8704 in order to obtain information on how Alkeon voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a report to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Alkeon voted the client's proxy.



          (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Alkeon's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. RECORDKEEPING


The Compliance Officer will maintain files relating to Alkeon's proxy voting procedures in Alkeon's office at 350 Madison Avenue, 9th Floor, New York, NY 10017. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Alkeon. Records of the following will be included in the files:



          (a) Copies of these proxy voting policies and procedures, and any amendments thereto.



          (b) A copy of each proxy statement that Alkeon receives, provided however that Alkeon may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.



          (c)  A record of each vote that Alkeon casts on behalf of clients.



          (d) A copy of each written client request for information on how Alkeon voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Alkeon voted its proxies.



          (e) A copy of any document Alkeon created that was material to making a decision how to vote proxies, or that memorializes the basis for decision.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

          (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

          (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

          (a)(3)  Not applicable.

          (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         BACAP Opportunity Strategy, LLC
            --------------------------------------------------------

By (Signature and Title)*   /s/ Lawrence Morgenthal
                         ------------------------------------------------
                            Lawrence Morgenthal, President
                            (principal executive officer)

Date           March 8, 2004
    -----------------------------------------------------------------------


(registrant)   BACAP Opportunity Strategy, LLC
            -------------------------------------------------------------

By (Signature and Title)*   /s/ Edward D. Bedard
                         ------------------------------------------------
                            Edward D. Bedard, Chief Financial Officer
                            (principal financial officer)

Date           March 10, 2004
    -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Lawrence Morgenthal
                         ------------------------------------------------
                            Lawrence Morgenthal, President
                            (principal executive officer)

Date           March 8, 2004
    -----------------------------------------------------------------------


By (Signature and Title)*   /s/ Edward D. Bedard
                         ------------------------------------------------
                            Edward D. Bedard, Chief Financial Officer
                            (principal financial officer)

Date           March 10, 2004
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.